Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

14.   Leases

The most significant leases are as follows:

a)  Aircraft and engine represent the Company´s most significant lease agreements. At December 31, 2019, the Company leases 81 aircraft (77 and 71 as of December 31, 2018 and 2017, respectively) and 14 spare engines under operating leases (10 and eighth as of December 31, 2018 and 2017, respectively) that have maximum terms through 2033. These leases are generally guaranteed by either deposit in cash or letters of credits.

Composition of the fleet and spare engines, leases*:

		At December	At December	At December
Aircraft Type	Model	31, 2019	31, 2018	31, 2017
A319	132	3	4	6
A319	133	4	4	6
A320	233	39	39	39
A320	232	2	4	4
A320NEO	271N	17	12	6
A321	231	10	10	10
A321NEO	271N	6	4	—
		81	77	71

Engine spare		At December	At December	At December
Type	Model	31, 2019	31, 2018	31, 2017
V2500	V2524-A5	2	—	—
V2500	V2527M-A5	3	3	3
V2500	V2527E-A5	3	3	3
V2500	V2527-A5	2	2	2
PW1100	PW1127G-JM	3	2	—
PW1100	PW1133G-JM	1	—	—
		14	10	8

* Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Terms and conditions are subject to market conditions at the time of renewal.

During the year ended December 31, 2019, the Company added seven new leased aircraft to its fleet (three A320 NEO´s acquired through sale and leaseback transactions under our existing Airbus purchase agreement and four obtained directly from the lessor´s). Also, the Company extended the lease term of one spare engine (effective from 2019) and returned two aircraft to their respective lessors. All the aircraft incorporated through the lessor´s aircraft order book was not subject to sale and leaseback transactions.

During the year ended December 31, 2019, the Company also leased two NEO spare engines (based on the terms of the Pratt and Whitney purchase agreement FMP) and two CEO spare engines to its fleet. These four engines incorporated were subject to sale and leaseback transactions and their respective lease agreements were accounted as leases. Additionally, during 2019 the Company extended the lease term of one spare engine (effective from November 2019).

During the year ended December 31, 2018, the Company added ten new leased aircraft to its fleet (acquired three A320 NEO’s through sale leaseback transactions under our existing Airbus purchase agreement and seven obtained directly from the lessors). Also, the Company extended the lease term of Aircraft (effective from 2019) and two spare engines (effective from February and April 2018), and returned four aircraft to their respective lessors.

During the year ended December 31, 2018, the Company also added two NEO spare engines to its fleet based on the terms of the Pratt and Whitney purchase agreement (FMP). These two engines incorporated were subject to sale and leaseback transactions.

During the year ended December 31, 2017, the Company added five aircraft to its fleet (acquired one A320 NEO’s through sale leaseback transactions under our existing Airbus purchase agreement and four obtained directly from the lessors). Also, the Company returned three aircraft to their respective lessors. All the aircraft incorporated through the lessor´s aircraft order book were not subject to sale and leaseback transactions. Additionally, during 2017 the Company extended the lease term of three aircraft (effective from 2018) and two spare engines (effective from July 2017 and September 2017, respectively). Such leases were not subject to sale and leaseback transactions.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

			Spare engine		Land and
	Aircraft leases		leases		building leases		Total
As at 1 January 2017 (adjusted)	Ps.	23,047,879	Ps.	220,554	Ps.	231,648	Ps.	23,500,081
Additions		4,665,330		157,225		9,149		4,831,704
Depreciation on right of use assets		(3,306,249)		(77,750)		(53,904)		(3,437,903)
As at 31 December 2017 (adjusted)		24,406,960		300,029		186,893		24,893,882
Additions		10,585,188		387,480		59,194		11,031,862
Depreciation on right of use assets		(3,865,979)		(107,813)		(69,899)		(4,043,691)
As at 31 December 2018 (adjusted)		31,126,169		579,696		176,188		31,882,053
Additions		6,676,492		230,200		42,992		6,949,684
Depreciation on right of use assets		(4,490,572)		(132,698)		(79,701)		(4,702,971)
As at 31 December 2019	Ps.	33,312,089	Ps.	677,198	Ps.	139,479	Ps.	34,128,766

Set out below are the carrying amounts of lease liabilities and the movements during the period:

			2018		2017
	2019		(Adjusted)		(Adjusted)
As at 1 January	Ps.	39,565,146	Ps.	32,523,704	Ps.	32,711,793
Additions		7,186,613		11,038,578		4,897,420
Accretion of interest		2,037,540		1,683,330		1,381,680
Foreign exchange effect		(1,772,452)		30,441		(1,434,291)
Payments		(6,499,802)		(5,710,907)		(5,032,898)
As at 31 December		40,517,045		39,565,146		32,523,704
Current	Ps.	4,720,505	Ps.	4,976,454	Ps.	4,213,417
Non-current		35,796,540		34,588,692		28,310,287

The following are the amounts recognized in profit or loss:

			As of December		As of December
	As of December		31, 2018		31, 2017
	31, 2019		(Adjusted)		(Adjusted)
Depreciation of right-of-use assets	Ps.	(4,702,971)	Ps.	(4,043,691)	Ps.	(3,437,903)
Interest expense on lease liabilities		(2,128,162)		(1,755,978)		(1,428,924)
Aircraft and engine variable expenses		(961,657)		(956,010)		(1,429,595)
Total amount recognized in profit or loss	Ps.	(7,792,790)	Ps.	(6,755,679)	Ps.	(6,296,422)

The Company had total cash outflows for leases of Ps.6,499,802 in 2019 (Ps.5,710,907 in 2018 and Ps.5,032,898 in 2017).

i)      Return obligations

The aircraft lease agreements of the Company also require that the aircraft and engines be returned to lessors under specific conditions of maintenance. The costs of return, which in no case are related to scheduled major maintenance, are estimated and recognized ratably as a provision from the time it becomes likely such costs will be incurred and can be estimated reliably. These return costs are recognized on a straight-line basis as a component of supplemental rent and the provision is included as part of other liabilities, through the remaining lease term.

The Company estimates the provision related to airframe, engine overhaul and limited life parts using certain assumptions including the projected usage of the aircraft and the expected costs of maintenance tasks to be performed. For the years ended December 31, 2019, 2018 and 2017, the Company expensed as supplemental rent Ps.680,964, Ps.659,106 and Ps.851,410, respectively.